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                        SMITH BARNEY WORLD FUNDS, INC.
                                 on behalf of
                    INTERNATIONAL ALL CAP GROWTH PORTFOLIO

                        Supplement dated June 28, 2002
 to the Prospectus and Statement of Additional Information dated February 28,
                                     2002

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus and Statement of Additional Information:

   Jeffrey Russell continues to serve as the portfolio manager of the International All Cap Growth Portfolio (the "Portfolio"). James Conheady no longer serves as co-portfolio manager of the Portfolio.

FD 02578